Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Treasury shares	Other reserves	Accumulated Deficit	Accumulated other comprehensive Loss	Total
Balances at Mar. 31, 2024	$ 3,725	$ 38,655,794		$ 22,832,647	$ (43,925,283)	$ (279,765)	$ 16,851,175
Balances (in Shares) at Mar. 31, 2024	37,248,371		(435,943)
Net income (loss) for the period					6,044,921		6,044,921
Issuance of share purchase warrants				1,367,119			1,367,119
Ordinary shares issued under employee plans	$ 112	982,256					982,368
Ordinary shares issued under employee plans (in Shares)	1,125,000
Foreign operation – foreign currency translation differences						75,327	75,327
Balances at Sep. 30, 2024	$ 3,837	39,638,050		24,199,766	(37,880,362)	(204,438)	25,320,910
Balances (in Shares) at Sep. 30, 2024	38,373,371		(435,943)
Balances at Mar. 31, 2025	$ 3,950	40,905,569		24,512,685	(28,030,528)	(397,204)	36,558,529
Balances (in Shares) at Mar. 31, 2025	39,498,371		(435,943)
Net income (loss) for the period					(2,885,330)		(2,885,330)
Equity-settled share-based payments under share award scheme				1,382,956			1,382,956
Share issued on private placement	$ 193						193
Share issued on private placement (in Shares)	1,929,912
Termination of share award				(16,244,916)	16,244,916
Foreign operation – foreign currency translation differences						6,140	6,140
Balances at Sep. 30, 2025	$ 4,143	$ 40,905,569		$ 9,650,725	$ (14,670,942)	$ (391,064)	$ 35,062,488
Balances (in Shares) at Sep. 30, 2025	41,428,283		(435,943)